INVENTORIES, NET	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
INVENTORIES, NET

7. INVENTORIES, NET

Inventory balance consists of the following:

	As of
	December 31, 2024	June 30, 2025
	$US	$US
		(Unaudited)
Finished goods	5,356,439	6,700,901
Work in progress	2,906,771	3,922,201
Raw materials	314,479	387,368
Less: Inventory provision	(1,261,660)	(1,466,734)
Total	7,316,029	9,543,736